UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21344
                                                -------------

            First Trust/Four Corners Senior Floating Rate Income Fund
            ---------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:  February 28, 2010
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b)
FEBRUARY 28, 2010 (Unaudited)


Principal                                                                   Ratings (c)                     Stated
  Value                       Description                                  Moody's  S&P         Rate      Maturity (d)     Value
---------     --------------------------------------------------------     ---------------   -----------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - 135.4%

              AEROSPACE & DEFENSE - 6.4%
$ 359,429     DAE Aviation Holdings, Inc., Term Loan B1                    B3       B        4.00%        07/31/14      $  333,071
  350,736     DAE Aviation Holdings, Inc., Term Loan B2                    B3       B        3.99-4.00%   07/31/14         325,015
  403,895     GenCorp, Inc., Synthetic Letter of Credit                    Ba3      B+       2.48%        04/30/13         383,700
  166,485     GenCorp, Inc., Term Loan                                     Ba3      B+       2.51%        04/30/13         158,161
  478,844     L-1 Identity Solutions Operating Co., Term Loan B-2          Ba3      BB       7.25%        08/05/13         478,844
  497,708     Robertson Fuel Systems, LLC, Term Loan                       NR (f)   NR (f)   2.98%-5.00%  04/19/13         467,846
  463,015     Safenet, Inc., Term Loan, First Lien                         B1       B+       2.73%        04/12/14         435,234
  979,747     Spirit Aerosystems, Inc., Term Loan B                        Ba2      BBB-     2.00%        09/30/13         960,968
  131,250     TASC, Inc., Term Loan A                                      Ba2      BB       5.50%        12/18/14         131,797
  243,750     TASC, Inc., Term Loan B                                      Ba2      BB       5.75%        12/18/15         245,375
  425,830     Vought Aircraft Industries, Inc., Term Loan B                Ba2      BB-      7.50%        12/22/11         426,185
                                                                                                                        ----------
                                                                                                                         4,346,196
                                                                                                                        ----------
              AGRICULTURAL PRODUCTS - 1.2%
  93,235      Dole Food Co., Inc., Prefunded Letter of Credit              Ba2      BB-      8.00%        08/30/10         93,235
  162,140     Dole Food Co., Inc., Term Loan B                             Ba2      BB-      8.00%        04/12/13         162,140
  526,069     Dole Food Co., Inc., Term Loan C                             Ba2      BB-      8.00%        04/12/13         526,069
                                                                                                                        ----------
                                                                                                                           781,444
                                                                                                                        ----------
              AIRLINES - 0.7%
  490,000     Delta Air Lines, Inc., Synthetic Revolving Credit Facility   Ba2      BB-      2.25%-2.28%  04/30/12         457,742
                                                                                                                        ----------

              ALUMINUM - 1.4%
  670,339     Novelis Corp., Term Loan                                     Ba3      BB-      2.23%-2.26%  07/06/14         647,595
  304,688     Novelis, Inc., Canadian Term Loan                            Ba3      BB-      2.23%        07/06/14         294,350
                                                                                                                        ----------
                                                                                                                           941,945
                                                                                                                        ----------
              APPAREL RETAIL - 0.7%
  500,000     Hanesbrands, Inc., New Term Loan                             Ba1      BB+      5.25%        12/10/15         503,750
                                                                                                                        ----------

              APPLICATION SOFTWARE - 1.3%
  931,279     Verint Systems, Inc., Term Loan, First Lien                  NR       B+       3.48%        05/25/14         880,059
                                                                                                                        ----------

              ASSET MANAGEMENT & CUSTODY BANKS - 1.3%
  901,597     Nuveen Investments, Inc., Term Loan                          B3       B        3.25%-3.32%  11/13/14         784,389
  138,486     Oxford US Acquisition, LLC, Term Loan, Tranche B2            NR (f)   NR (f)   2.25%        05/12/14         129,485
                                                                                                                        ----------
                                                                                                                           913,874
                                                                                                                        ----------
              AUTOMOBILE MANUFACTURERS - 0.7%
  488,060     Ford Motor Co., Term Loan, Tranche B-1                       Ba3      B-       3.24%-3.26%  12/15/13         455,929
                                                                                                                        ----------

              AUTOMOTIVE RETAIL - 0.5%
  368,291     KAR Holdings, Inc., Term Loan B                              Ba3      B+       2.98%        10/20/13         355,170
                                                                                                                        ----------

              BROADCASTING - 3.2%
  850,494     Cumulus Media, Inc., Term Loan, First Lien                   Caa1     B-       4.23%        06/11/14         728,235
  574,368     Gray Television, Inc., Term Loan B                           Caa1     CCC      3.75%        12/31/14         516,069
  500,000     Raycom Media, Inc., Term Loan, Tranche B                     NR       NR       1.81%        06/25/14         440,000
  488,750     Sirius Satellite Radio, Inc., Term Loan, First Lien          B1       BB-      2.50%        12/20/12         467,367
                                                                                                                        ----------
                                                                                                                         2,151,671
                                                                                                                        ----------
              CABLE & SATELLITE - 3.4%
  471,486     Charter Communications Operating, LLC, Term Loan             Ba2      BB+      2.23%        03/06/14         439,789
  444,231     CSC Holdings, Inc., Incremental Term Loan                    Baa3     BBB-     2.00%-2.05%  03/29/13         431,667
  497,416     CSC Holdings, Inc., Term Loan, Extended Maturity             Baa3     BBB-     2.00%-2.05%  03/29/16         491,043
  324,144     UPC Broadband Holding B.V., Term Loan N                      Ba3      B+       2.18%        12/31/14         306,991
  675,856     UPC Broadband Holding B.V., Term Loan T                      Ba3      B+       3.93%        12/31/16         656,932
                                                                                                                        ----------
                                                                                                                         2,326,422
                                                                                                                        ----------
              CASINOS & GAMING - 3.2%
  436,640     CCM Merger, Inc., Term Loan B                                B3       BB-      8.50%        07/13/12         430,272
  118,200     Las Vegas Sands, LLC, Delayed Draw Term Loan 1               B3       B-       2.01%        05/23/14         102,785


                See Notes to Quarterly Portfolio of Investments         Page 1




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)


Principal                                                                   Ratings (c)                     Stated
  Value                       Description                                  Moody's  S&P         Rate      Maturity (d)     Value
---------     --------------------------------------------------------     ---------------   -----------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

              CASINOS & GAMING - (Continued)
$ 115,142     Seminole Tribe of Florida, Delayed Draw Term Loan B1          Baa3    BBB      1.75%           03/05/14   $  110,488
  414,939     Seminole Tribe of Florida, Delayed Draw Term Loan B2          Baa3    BBB      1.75%           03/05/14      398,169
  315,789     Seminole Tribe of Florida, Delayed Draw Term Loan B3          Baa3    BBB      1.75%           03/05/14      303,026
  834,327     VML US Finance, LLC, Term Loan B                              B3      B-       4.76%           05/25/13      793,915
                                                                                                                        ----------
                                                                                                                         2,138,655
                                                                                                                        ----------
              COMMODITY CHEMICALS - 2.4%
1,750,000     Univar, Inc., Term Loan B-Opco                                B2      B+       3.23%           10/11/14    1,643,906
                                                                                                                        ----------

              COMPUTER HARDWARE - 1.9%
1,341,779     Activant Solutions, Inc., Term Loan                           B1      B        2.25%-2.31%     05/02/13    1,276,367
                                                                                                                        ----------

              DATA PROCESSING & OUTSOURCED SERVICES - 1.9%
1,462,500     Harland Clarke Holdings Corp., Term Loan B                    B1      B+       2.73%-2.75%     06/30/14    1,278,956
                                                                                                                        ----------

              DIVERSIFIED CHEMICALS - 5.4%
  191,900     Brenntag Holding GmbH & Co. KG, Acquisition Term Loan         B1      BB-      2.00%-2.14%     01/17/14      186,622
  785,948     Brenntag Holding GmbH & Co. KG, Term Loan B2                  B1      BB-      1.98%-2.00%     01/17/14      764,334
1,440,774     Huntsman International, LLC, Term Loan B                      Ba2     B+       1.99%-2.00%     04/19/14    1,361,522
    6,046     LyondellBasell Industries AF S.C.A., Dutch Revolving Credit
               Facility (j)                                                 WR      NR       3.73%           12/20/13        4,262
   13,685     LyondellBasell Industries AF S.C.A., Dutch Term Loan A (j)    WR      NR       3.73%           12/20/13        9,648
   17,357     LyondellBasell Industries AF S.C.A., German Term Loan B1 (j)  WR      NR       3.98%           12/20/14       12,236
   17,357     LyondellBasell Industries AF S.C.A., German Term Loan B2 (j)  WR      NR       3.98%           12/20/14       12,236
   17,357     LyondellBasell Industries AF S.C.A., German Term Loan B3 (j)  WR      NR       3.98%           12/20/14       12,236
  134,411     LyondellBasell Industries AF S.C.A., Initial New Money
               Loan (DIP) (g) (j)                                           NR      BB-      1.50% (i)-13.00%06/03/10      139,888
   75,315     LyondellBasell Industries AF S.C.A., Term Loan B1 (j)         WR      NR       7.00%           12/20/14       52,909
   75,315     LyondellBasell Industries AF S.C.A., Term Loan B2 (j)         WR      NR       7.00%           12/20/14       52,909
   75,315     LyondellBasell Industries AF S.C.A., Term Loan B3 (j)         WR      NR       7.00%           12/20/14       52,909
   22,671     LyondellBasell Industries AF S.C.A., U.S. Primary Revolving
               Credit Facility (j)                                          WR      NR       3.73%           12/20/13       15,983
   43,195     LyondellBasell Industries AF S.C.A., U.S. Term Loan A (j)     WR      NR       3.73%           12/20/13       30,453
  969,482     Rockwood Specialties Group, Inc., Term Loan H                 Ba2     BB-      6.00%           05/15/14      972,390
                                                                                                                        ----------
                                                                                                                         3,680,537
                                                                                                                        ----------
              DIVERSIFIED SUPPORT SERVICES - 0.4%
  250,000     JohnsonDiversey, Inc., Term Loan                              Ba2     BB-      5.50%           11/24/15      251,562
                                                                                                                        ----------

              EDUCATION SERVICES - 0.7%
  497,371     Education Management, LLC, Term Loan C                        B1      BB-      2.06%           06/01/13      471,803
                                                                                                                        ----------

              ELECTRIC UTILITIES - 9.9%
  881,753     Astoria Generating Co. Acquisitions, LLC, Term Loan B         B1      BB-      2.00%-2.01%     02/23/12      854,418
1,489,251     Calpine Corporation, First Priority Term Loan                 B2      B+       3.14%           03/29/14    1,397,655
  330,747     Covanta Energy Corporation, Synthetic Letter of Credit        Ba1     BB       1.75%           02/09/14      315,037
  653,355     Covanta Energy Corporation, Term Loan                         Ba1     BB       1.75%           02/09/14      622,320
  533,179     Mirant North America, LLC, Term Loan                          Ba2     BB       1.98%           01/03/13      509,757
1,823,853     NRG Energy, Inc., Synthetic Letter of Credit                  Baa3    BB+      2.00%           02/01/13    1,759,397
  856,395     Riverside Energy Center, LLC, Term Loan                       Ba3     BB-      4.50%           06/24/11      849,972
   84,958     Rocky Mountain Energy Center, LLC, Synthetic Letter of Credit Ba3     BB-      4.60%           06/24/11       84,321
  333,289     Rocky Mountain Energy Center, LLC, Term Loan                  Ba3     BB-      4.50%           06/24/11      330,789
                                                                                                                        ----------
                                                                                                                         6,723,666
                                                                                                                        ----------
              ENVIRONMENTAL & FACILITIES SERVICES - 1.0%
   31,447     EnergySolutions, LLC, Synthetic Letter of Credit              Ba2     NR (f)   3.98%           06/07/13       30,818
  211,707     EnergySolutions, LLC, Term Loan (Duratek)                     Ba2     NR (f)   4.01%           06/07/13      207,473
  441,262     EnergySolutions, LLC, Term Loan (EnergySolutions)             Ba2     NR (f)   4.01%           06/07/13      432,437
                                                                                                                        ----------
                                                                                                                           670,728
                                                                                                                        ----------


                See Notes to Quarterly Portfolio of Investments         Page 2




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)


Principal                                                                   Ratings (c)                     Stated
  Value                       Description                                  Moody's  S&P         Rate      Maturity (d)     Value
---------     --------------------------------------------------------     ---------------   -----------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

              FOOD DISTRIBUTORS - 1.8%
$ 486,250     Dean Foods Co., Term Loan B                                  B1       BB       1.62%-1.64%  04/02/14      $  466,253
  321,429     Wm. Wrigley Jr. Company, Term Loan B1                        NR (f)   NR (f)   3.06%        12/16/12         322,182
  428,571     Wm. Wrigley Jr. Company, Term Loan B2                        NR (f)   NR (f)   3.31%        10/16/14         429,841
                                                                                                                        ----------
                                                                                                                         1,218,276
                                                                                                                        ----------
              FOREST PRODUCTS - 1.9%
  161,091     Georgia-Pacific Corporation, Term Loan B2                    Ba2      BBB      2.24%-2.25%  12/20/12         157,326
1,102,777     Georgia-Pacific Corporation, Term Loan C                     Ba2      BBB      3.50%-3.51%  12/23/14       1,100,296
                                                                                                                        ----------
                                                                                                                         1,257,622
                                                                                                                        ----------
              GAS UTILITIES - 0.9%
  602,173     Atlas Pipeline Partners, L.P., Term Loan                     B1       B        6.75%        07/27/14         598,410
                                                                                                                        ----------

              HEALTH CARE EQUIPMENT - 1.1%
  746,183     Biomet, Inc., Dollar Term Loan                               B1       BB-      3.23%-3.25%  03/25/15         721,763
                                                                                                                        ----------

              HEALTH CARE FACILITIES - 7.6%
1,500,000     HCA, Inc., Term Loan B                                       Ba3      BB       2.50%        11/18/13       1,423,465
  912,340     Health Management Associates, Inc., Term Loan B              B1       BB-      2.00%        02/28/14         859,753
1,250,000     Lifepoint Hospitals, Inc., Term Loan B                       Ba1      BB       1.89%        04/15/12       1,227,233
  734,563     Select Medical Corporation, Term Loan B-1                    Ba2      BB-      4.00%        08/22/14         719,260
  154,089     United Surgical Partners International, Inc., Delayed Draw
               Term Loan                                                   Ba3      B        2.23%        04/19/14         143,945
  815,645     United Surgical Partners International, Inc., Term Loan B    Ba3      B        2.23%-2.25%  04/19/14         761,949
                                                                                                                        ----------
                                                                                                                         5,135,605
                                                                                                                        ----------
              HEALTH CARE SERVICES - 5.9%
   64,878     CHS/Community Health Systems, Inc., Delayed Draw
               Term Loan                                                   Ba3      BB       2.50%        07/25/14          60,621
1,268,447     CHS/Community Health Systems, Inc., Term Loan                Ba3      BB       2.48%-2.50%  07/25/14       1,185,205
1,000,000     DaVita, Inc., Term Loan B-1                                  Ba1      BB+      1.73%-1.76%  10/05/12         976,625
  887,948     Fresenius Medical Care AG, Term Loan B                       Baa3     BBB-     1.62%-1.63%  03/31/13         864,454
  485,000     Healthways, Inc., Term Loan B                                Ba2      BB       1.75%        12/01/13         458,325
  480,042     Quintiles Transnational Corp., Term Loan B, First Lien       Ba2      BB       2.25%        03/31/13         463,720
                                                                                                                        ----------
                                                                                                                         4,008,950
                                                                                                                        ----------
              HOMEBUILDING - 0.7%
  484,887     Mattamy Funding Partnership, Term Loan                       NR (f)   NR (f)   2.56%        04/11/13         443,671
                                                                                                                        ----------

              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.3%
1,500,000     Dynegy Holdings, Inc., Synthetic Letter of Credit            Ba2      BB-      3.98%        04/02/13       1,463,839
  989,873     Texas Competitive Electric Holdings Co., LLC,
                Initial Term Loan B-2                                      B1       B+       3.73%-3.75%  10/10/14         795,982
                                                                                                                        ----------
                                                                                                                         2,259,821
                                                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES - 5.0%
  497,537     Intelsat Corp., Term Loan B-2-A                              B1       BB-      2.73%        01/03/14         472,972
  497,385     Intelsat Corp., Term Loan B-2-B                              B1       BB-      2.73%        01/03/14         472,827
  497,385     Intelsat Corp., Term Loan B-2-C                              B1       BB-      2.73%        01/03/14         472,827
  997,500     NTELOS, Inc., Term Loan                                      Ba3      BB-      5.75%        08/07/15       1,000,617
  908,485     Telesat Canada, U.S. Term Loan I                             B1       BB-      3.24%        10/31/14         884,150
   78,030     Telesat Canada, U.S. Term Loan II                            B1       BB-      3.24%        10/31/14          75,940
                                                                                                                        ----------
                                                                                                                         3,379,333
                                                                                                                        ----------
              INTERNET RETAIL - 0.6%
  485,904     Sabre Holdings Corp., Term Loan                              B1       B        2.48%-2.50%  09/30/14         425,490
                                                                                                                        ----------

              IT CONSULTING & OTHER SERVICES - 1.4%
  488,227     Alion Science and Technology Corp., Term Loan                B3       B+       10.50%       02/06/13         485,481
  465,109     West Corporation, Term Loan B-2                              B1       BB-      2.60%-2.63%  10/24/13         448,758
                                                                                                                        ----------
                                                                                                                           934,239
                                                                                                                        ----------


                See Notes to Quarterly Portfolio of Investments         Page 3




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)


Principal                                                                   Ratings (c)                     Stated
  Value                       Description                                  Moody's  S&P         Rate      Maturity (d)     Value
---------     --------------------------------------------------------     ---------------   -----------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

              LEISURE FACILITIES - 4.1%
$ 409,868     Cedar Fair, L.P., U.S. Term Loan                             Ba3      BB-      2.23%        08/30/12      $  406,077
  715,813     London Arena and Waterfront Finance, LLC, Term Loan A        NR (f)   NR (f)   2.73%        03/08/12         651,390
  750,000     Six Flags, Inc., Exit Term Loan                              Caa1     D        TBA          06/30/16         743,063
1,000,000     Universal City Development Partners, Ltd., Term Loan         Ba2      BB-      6.50%        11/06/14       1,005,625
                                                                                                                        ----------
                                                                                                                         2,806,155
                                                                                                                        ----------
              LIFE & HEALTH INSURANCE - 2.1%
   78,869     Conseco, Inc., Term Loan                                     Caa1     B-       7.50%        10/10/13         74,704
  375,416     MultiPlan Merger Corporation, Term Loan C                    B1       B+       2.75%        04/12/13         365,327
1,000,000     Viant Holdings, Inc., Term Loan, Tranche B                   Ba3      B+       2.51%        06/25/14         970,000
                                                                                                                        ----------
                                                                                                                         1,410,031
                                                                                                                        ----------
              MANAGED HEALTH CARE - 2.8%
  234,614     IASIS Healthcare Corporation, Delayed Draw Term Loan         Ba2      B+       2.23%        03/15/14         223,372
   63,516     IASIS Healthcare Corporation, Synthetic Letter of Credit     Ba2      B+       2.23%        03/15/14          60,473
  677,922     IASIS Healthcare Corporation, Term Loan                      Ba2      B+       2.23%        03/15/14         645,438
1,000,000     Vanguard Health Systems, Inc., Term Loan B                   Ba2      B+       5.00%        01/29/16       1,001,250
                                                                                                                        ----------
                                                                                                                         1,930,533
                                                                                                                        ----------
              METAL AND GLASS CONTAINERS - 0.3%
  242,167     Owens-Illinois, Inc., Term Loan B                            Baa3     BBB      1.73%        06/14/13         237,263
                                                                                                                        ----------

              MOVIES & ENTERTAINMENT - 5.2%
  982,097     AMC Entertainment, Inc., Term Loan                           Ba2      BB-      1.98%        01/26/13         949,975
   35,433     Deluxe Entertainment Services Group, Inc., Credit Linked
               Term Loan A                                                 Ba3      B-       6.25%        05/11/13          32,598
  568,539     Deluxe Entertainment Services Group, Inc., Term Loan,
              Tranche B                                                    Ba3      B-       6.25%        05/11/13         523,056
   59,650     Deluxe Entertainment Services Group, Inc., Term Loan,
              Tranche C                                                    Ba3      B-       6.25%        05/11/13          54,878
  744,375     Discovery Communications Holding, LLC, Term Loan C           Baa3     NR (f)   5.25%        05/14/14         749,027
  500,000     National CineMedia, LLC, Term Loan B                         Ba3      B+       2.01%        02/13/15         481,041
  757,606     Regal Cinemas Corporation, Term Loan                         Ba2      BB-      3.75%        10/27/13         757,869
                                                                                                                         3,548,444
              MULTI-UTILITIES - 1.4%
  689,274     KGEN, LLC, Synthetic Letter of Credit                        B1       BB       2.06%        02/08/14         644,472
  305,994     KGEN, LLC, Term Loan                                         B1       BB       2.00%        02/08/14         286,104
                                                                                                                           930,576
              OFFICE SERVICES & SUPPLIES - 2.0%
  909,073     Emdeon Business Services, LLC, Term Loan, First Lien         Ba3      BB       2.26%        11/16/13         887,767
  500,000     Pike Electric, Inc., Term Loan C                             NR (f)   NR (f)   1.75%        12/10/12         470,000
                                                                                                                         1,357,767
              OIL & GAS EQUIPMENT & SERVICES - 1.4%
  500,000     Dresser Inc., Term Loan B                                    B2       B+       2.48%-2.50%  05/04/14         477,084
  262,776     Hercules Offshore, Inc., Term Loan                           B2       B        6.00%        07/11/13         248,597
  250,000     Targa Resources, Inc., Term Loan                             Ba3      BB-      6.00%        07/05/16         250,625
                                                                                                                           976,306
              OIL & GAS EXPLORATION & PRODUCTION - 2.7%
  313,409     ATP Oil & Gas Corporation, Term Loan, Tranche B1             NR       NR       11.25%       07/15/14         313,703
   44,247     ATP Oil & Gas Corporation, Term Loan, Tranche B2             NR       NR       12.25%       01/15/11          44,289
  480,867     Helix Energy Solutions Group, Inc., Term Loan                Ba2      BB       2.48%        07/01/13         461,833
  950,000     SemCrude, L.P., Prefunded Synthetic Letter of Credit         NR       NR       8.41%        11/30/12         940,896
   50,000     SemCrude, L.P., Prefunded Synthetic Letter of Credit         NR       NR       8.50%        11/30/12          49,521
                                                                                                                        ----------
                                                                                                                         1,810,242
                                                                                                                        ----------
              OIL & GAS REFINING & MARKETING - 1.0%
   86,207     Calumet Lubricants Co., L.P., Synthetic Letter of Credit     B1       B        4.10%        01/03/15          77,371
  640,061     Calumet Lubricants Co., L.P., Term Loan                      B1       B        4.23%-4.25%  01/03/15         574,454
                                                                                                                        ----------
                                                                                                                           651,825
                                                                                                                        ----------


                See Notes to Quarterly Portfolio of Investments         Page 4




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)


Principal                                                                   Ratings (c)                     Stated
  Value                       Description                                  Moody's  S&P         Rate      Maturity (d)     Value
---------     --------------------------------------------------------     ---------------   -----------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

              OIL & GAS STORAGE & TRANSPORTATION - 1.7%
$ 650,000     Energy Transfer Equity, L.P., Term Loan                      Ba2      NR       1.98%        11/01/12      $  641,058
  490,000     Enterprise GP Holdings, L.P., Term Loan B                    Ba2      BB-      2.48%-2.50%  11/08/14         483,467
                                                                                                                        ----------
                                                                                                                         1,124,525
                                                                                                                        ----------
              PACKAGED FOODS & MEATS - 0.7%
  491,139     Weight Watchers International, Inc., Term Loan B             Ba1      BB+      1.81%        01/26/14         482,369
                                                                                                                        ----------

              PAPER PACKAGING - 6.3%
1,439,168     Graham Packaging Holdings Co., Term Loan B, First Lien       B1       B+       2.50%        10/07/11       1,419,571
1,000,000     Graphic Packaging International, Inc., Term Loan             Ba3      BB       3.00%        05/16/14         980,694
  403,287     Graphic Packaging International, Inc., Term Loan B           Ba3      BB       2.25%        05/16/14         390,987
  500,000     Reynolds Consumer Products Holdings, Inc., Term Loan         Ba2      BB-      6.25%        11/05/15         503,125
  141,813     Smurfit-Stone Container Enterprises, Inc., Canadian
               Revolving Credit Facility (j)                               WR       D        2.50%-5.00%  11/01/09         141,104
   85,822     Smurfit-Stone Container Enterprises, Inc., Synthetic Letter
               of Credit (j)                                               WR       D        4.50%        11/01/10          84,820
   97,667     Smurfit-Stone Container Enterprises, Inc., Term Loan B (j)   WR       D        2.50%        11/01/11          96,528
  184,087     Smurfit-Stone Container Enterprises, Inc., Term Loan C (j)   WR       D        2.50%        11/01/11         181,901
   55,658     Smurfit-Stone Container Enterprises, Inc., Term Loan C1 (j)  WR       D        2.50%        11/01/11          54,997
  427,262     Smurfit-Stone Container Enterprises, Inc., U.S. Revolving
               Credit Facility (j)                                         WR       D        2.50%-4.50%  11/01/09         425,126
                                                                                                                        ----------
                                                                                                                         4,278,853
                                                                                                                        ----------
              PAPER PRODUCTS - 0.6%
  442,500     Domtar Corporation, Term Loan B                              Baa3     BBB-     1.60%        03/07/14         434,723
                                                                                                                        ----------

              PHARMACEUTICALS - 5.4%
  962,658     Catalent Pharma Solutions, Inc., Dollar Term Loan            Ba3      BB-      2.48%        04/10/14         875,417
  785,497     Graceway Pharmaceuticals, LLC, Term Loan, First Lien         B2       BB-      2.98%        05/03/12         555,739
  939,958     Mylan, Inc., Term Loan B                                     Ba3      BB+      3.50%-3.56%  10/02/14         928,077
  338,983     Warner Chilcott Corporation, Term Loan A                     B1       BB+      5.50%        10/30/14         338,898
  400,000     Warner Chilcott Corporation, Term Loan B                     B1       BB+      5.75%        04/30/15         400,109
  169,492     Warner Chilcott Corporation, Term Loan B1                    B1       BB+      5.75%        04/30/15         169,375
  372,881     Warner Chilcott Corporation, Term Loan B2                    B1       BB+      5.75%        04/30/15         372,626
                                                                                                                        ----------
                                                                                                                         3,640,241
                                                                                                                        ----------
              PUBLISHING - 0.9%
    7,420     Cenveo Corporation, Delayed Draw Term Loan                   Ba2      BB       4.75%        06/21/13           7,413
  259,902     Cenveo Corporation, Term Loan C                              Ba2      BB       4.75%        06/21/13         259,658
  422,574     Yell Group, PLC, Term Loan B1                                B2       B        3.98%        07/31/14         317,534
                                                                                                                        ----------
                                                                                                                           584,605
                                                                                                                        ----------
              RETAIL REITS - 1.2%
  892,469     Capital Automotive, L.P., Term Loan C                        Ba3      B        5.73%        12/14/12         814,378
                                                                                                                        ----------

              SEMICONDUCTORS - 0.8%
  563,814     Freescale Semiconductors, Inc., Term Loan, First Lien        B2       B-       1.98%        12/01/13         518,885
                                                                                                                        ----------

              SPECIALIZED CONSUMER SERVICES - 6.2%
  747,500     Acxiom Corporation, Extended Term Loan                       Ba2      BBB-     3.25%        03/15/15         740,025
1,508,372     Affinion Group, Inc., Term Loan B                            Ba2      BB       2.73%        10/17/12       1,463,875
   19,254     ARAMARK Corporation, Prefunded Synthetic Letter of Credit    Ba3      BB       2.11%        01/26/14          18,367
  293,111     ARAMARK Corporation, Term Loan                               Ba3      BB       2.13%        01/26/14         279,604
  498,750     Asurion Corp., Term Loan, First Lien                         NR (f)   NR (f)   3.23%-3.25%  07/03/14         482,804
  457,143     N.E.W. Holdings I, LLC, Term Loan                            NR (f)   NR (f)   2.73%        05/22/14         435,657
  845,113     Nielsen Finance, LLC, Dollar Term Loan                       Ba3      B+       2.23%        08/09/13         795,916
                                                                                                                        ----------
                                                                                                                         4,216,248
                                                                                                                        ----------
              SPECIALTY CHEMICALS - 1.4%
  972,500     Celanese Holdings, LLC, Term Loan                            Ba2      BB+      2.00%        04/02/14         932,159
                                                                                                                        ----------

              SPECIALTY STORES - 1.6%
  750,000     Harbor Freight Tools USA, Inc., Term Loan C                  NR (f)   NR (f)   5.00%        02/12/16         751,250
  357,788     The Yankee Candle Co., Inc., Term Loan                       Ba3      BB-      2.23%        02/06/14         342,781
                                                                                                                        ----------
                                                                                                                         1,094,031
                                                                                                                        ----------


                See Notes to Quarterly Portfolio of Investments         Page 5




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)


Principal                                                                   Ratings (c)                     Stated
  Value                       Description                                  Moody's  S&P         Rate      Maturity (d)     Value
---------     --------------------------------------------------------     ---------------   -----------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

              SYSTEMS SOFTWARE - 4.1%
$ 928,615     Dealer Computer Services, Inc., Term Loan, First Lien        Ba2      BB       2.25%        10/26/12      $  877,541
  517,158     Open Solutions, Inc., Term Loan, First Lien                  B1       BB-      2.38%        01/23/14         452,944
  497,436     Sungard Data Systems, Inc., Term Loan A                      Ba3      BB       1.98%        02/28/14         476,606
  997,429     Sungard Data Systems, Inc., Term Loan B                      Ba3      BB       3.86%-3.87%  02/28/16         971,781
                                                                                                                        ----------
                                                                                                                         2,778,872
                                                                                                                        ----------
              TECHNOLOGY DISTRIBUTORS - 0.7%
  491,094     Sensata Technologies Finance Co., LLC, Term Loan,
                First Lien                                                 B1       B+       1.99%-2.00%  04/27/13         460,708
                                                                                                                        ----------

              TRUCKING - 3.0%
  434,300     Oshkosh Corporation, Term Loan B                             Ba3      BB-      6.25%-6.26%  12/06/13         433,939
  277,778     The Hertz Corporation, Prefunded Synthetic Letter of Credit  Ba1      BB-      2.00%        12/21/12         271,032
1,376,352     The Hertz Corporation, Term Loan B                           Ba1      BB-      1.98%-1.99%  12/21/12       1,342,926
                                                                                                                        ----------
                                                                                                                         2,047,897
                                                                                                                        ----------

              Total Senior Floating-Rate Loan Interests                                                                 91,701,198
              (Cost $94,353,473)                                                                                        ----------

SENIOR FLOATING-RATE NOTES - 0.4%

              LEISURE FACILITIES - 0.0%
  250,000     HRP Myrtle Beach (h) (j) (k) (l)                             WR       NR       8.00%        04/01/12               0
                                                                                                                        ----------

              SEMICONDUCTORS - 0.4%
  325,000     NXP B.V.                                                     C        CC       3.00%        10/15/13         276,656
                                                                                                                        ----------

              Total Senior Floating-Rate Notes                                                                             276,656
                (Cost $575,327)                                                                                         ----------

NOTES - 0.0%

              HOMEBUILDING - 0.0%
  145,455     TOUSA, Inc. (Payment-In-Kind Election Note) (h) (j) (l) (m)  NR       NR       14.75%      07/01/15                0
                                                                                                                        ----------

              Total Notes                                                                                                        0
              (Cost $87,273)                                                                                            ----------


  Shares                      Description                                                                                   Value
---------     --------------------------------------------------------------------------------------------------------  ------------
PREFERRED STOCKS - 0.0%

              HOMEBUILDING - 0.0%
      855     TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (h) (j) (k) (l)                           0
                                                                                                                        ----------

              Total Preferred Stocks                                                                                             0
                (Cost $512,727)                                                                                         ----------

WARRANTS - 0.0%

              BROADCASTING - 0.0%
    1,543     Cumulus Media, Inc. (l)                                                                                        2,377
                                                                                                                        ----------

              Total Warrants                                                                                                 2,377
                   (Cost $0)


              TOTAL INVESTMENTS - 135.8%                                                                                91,980,231
              (Cost $95,528,800) (n)

              Outstanding Loan - (36.9)%                                                                               (25,000,000)

              NET OTHER ASSETS AND LIABILITIES - 1.1%                                                                      761,492
                                                                                                                       -----------
              NET ASSETS (Applicable to Common Shares) - 100.0%                                                        $67,741,723
                                                                                                                       -----------


                See Notes to Quarterly Portfolio of Investments         Page 6




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
(b) All or a portion of the investments are available to serve as collateral on the outstanding loan.
(c) Ratings below Baa3 by Moody's Investors Service, Inc. or
    BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
(f) This Senior Loan Interest was privately rated upon issuance.
    The rating agency does not provide ongoing surveillance on the rating.
(g) This DIP facility is partially drawn per Debtor-In-Possession Credit Agreement dated March 3, 2009.
(h) This investment is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
(i) Represents commitment fee rate on unfunded loan commitment.
(j) This borrower has filed for protection in federal bankruptcy court.
(k) Non-income producing investment.
(l) This investment is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration (see Note D - Restricted Investments in the Notes to Quarterly Portfolio of Investments).
(m) This investment is a Senior Subordinated Payment-in-Kind
    Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum is to be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and
    (ii). Interest is to be paid semi-annually; however, this issuer is in default and income is not being accrued.
(n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2010, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $403,311 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,951,880.

 NR  Not rated.
 WR  Withdrawn rating.
 TBA To be announced.


---------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see Note A - Portfolio
Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2            LEVEL 3
                                              TOTAL               LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                              VALUE               QUOTED          OBSERVABLE        UNOBSERVABLE
                                           AT 02/28/10            PRICES            INPUTS             INPUTS
                                         ----------------   ----------------    ---------------    ----------------
 Senior Floating-Rate Loan Interests*     $  91,701,198       $          -       $  91,701,198       $           -
 Senior Floating-Rate Notes*                    276,656                  -             276,656                   -
 Warrants*                                        2,377                  -               2,377                   -
                                          -------------      -------------       -------------       -------------
 Total Investments                        $  91,980,231       $          -       $  91,980,231       $           -
                                          =============      =============       =============       =============


* See the Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments         Page 7

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 28, 2010 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio investments, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio investments listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the investments are valued at the mean of the most recent bid and asked prices on such day. Investments traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio investments traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such investments. Portfolio investments traded in the over-the-counter market, but excluding investments traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o  Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o  Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
                  o Quoted prices for similar securities in active markets.
                  o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
                  o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 28, 2010 (Unaudited)



    o  Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is included with the Fund's Portfolio of Investments.

B. Investment Transactions:

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such investments is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of February 28, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

C. Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $44,790 as of February 28, 2010. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized appreciation from the commitments is $1,828 at February 28, 2010.

D. Restricted Investments:

The Fund invests in restricted investments, which are investments that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration. The Fund held restricted investments at February 28, 2010 as shown in the following table. The Fund does not have the right to demand that such investments be registered. These investments are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.


                                                                                                                        % of
                                                                                                                     Net Assets
                                                                                              Current                Applicable
                                                     Acquisition    Principal      Value      Carrying                to Common
Security                                                Date      Value/Shares   Per Share      Cost        Value      Shares
---------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc. - Warrants                       6/29/09         1,543         $1.54     $        -   $  2,377        0.00%
HRP Myrtle Beach - Senior Floating Rate Note         3/23/06      $250,000             -        250,000          -        0.00
TOUSA, Inc. - Notes                                  7/31/07(1)   $145,455             -         87,273          -        0.00
TOUSA, Inc. - Preferred Stocks                       7/31/07(1)        855             -        512,727          -        0.00
                                                                                            -----------------------------------
                                                                                             $  850,000   $   2,377       0.00%
                                                                                            ===================================

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio investments, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio investments listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the investments are valued at the mean of the most recent bid and asked prices on such day. Investments traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio investments traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such investments. Portfolio investments traded in the over-the-counter market, but excluding investments traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are as follows:

     o   Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2009 (Unaudited)

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2009 is included with the Fund's Portfolio of Investments.

B. Credit Default Swaps:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate cash or liquid assets in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash or liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. As of August 31, 2009, the Fund had no credit default swaps.

C. Repurchase Agreements:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral investments, including the risk of a possible decline in the value of the underlying investments during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. As of August 31, 2009, the Fund had no open repurchase agreements.

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2009 (Unaudited)

D. Investment Transactions:

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such investments is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of August 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

E. Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $44,790 as of August 31, 2009. The Fund is obligated to fund these loan commitments at the borrower's discretion.

F. Restricted Investments:

The Fund invests in restricted investments, which are investments that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration. The Fund held restricted investments at August 31, 2009 as shown in the following table. The Fund does not have the right to demand that such investments be registered. These investments are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                      % of
                                                                                                    Net Assets
                                                                                                    Applicable
                               Acquisition      Principal      Value        Current                 to Common
 Security                         Date        Value/Shares   Per Share   Carrying Cost    Value       Shares
------------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc.-Warrants    6/29/09           1,543     $  0.22     $       -        $ 340         0.00%
 HRP Myrtle Beach                3/23/06      $  250,000           -       250,000            -         0.00
 TOUSA, Inc.-Notes               7/31/07(1)   $  145,455           -        87,273            -         0.00
 TOUSA,Inc.-Preferred Stocks     7/31/07(1)          855           -       512,727            -         0.00

                                                                         -----------------------------------------
                                                                         $ 850,000        $ 340         0.00%
                                                                         =========================================

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund
             -----------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 21, 2010
      ----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 21, 2010
      ----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  April 21, 2010
      ----------------------------


* Print the name and title of each signing officer under his or her signature.